Cover	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ProPhase Labs, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) solely to include the disclosure of $16.1 million in working capital as of June 30, 2024 to the risk factor disclosed under Item 8.01 of its Current Report on Form 8-K as filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 21, 2024 (the “Original Report”). Item 8.01 of the Original Report is amended and restated in its entirety as set out below. No other items or disclosures in the Original Report are being amended; however, this Amendment hereby restates and supersedes in its entirety the disclosures included in the Original Report.
Document Period End Date	Aug. 15, 2024
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 Stewart Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(215)
Local Phone Number	345-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false